Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended				114 Months Ended	117 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004	Dec. 31, 2012	Mar. 31, 2013
Noncash investing and financing activities [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0	$ 0	$ 0		$ 0	$ 3,562	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0	0	0			210	210
Exchange of Demand Note for Convertible Notes	0	0	1,005	0			1,005	1,005
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt			3,669	0			3,669
Fair value of warrants issued with issuance of common stock	0	16,947	0	16,947			16,947	16,947
Conversion of redeemable convertible preferred stock into 566 shares of common stock	0	0	0	0	191,909		191,909	191,909
Conversion of warrant liability	15	0	0	0	123		123	138
Noncash property and equipment additions			0	0			0
Cash paid for interest, net of amounts capitalized			515	722			12,793
Cash paid for issuance costs classified as interest expense			$ 830	$ 0			$ 830
Conversion of redeemable convertible preferred stock into shares of common stock (in shares)			566				566